UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001408356

SolarCity FTE Series 2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Lyndon Rive, (650) 638-1028

Name and telephone number, including area code, of the person to contact in connection with this filing

Explanatory Note: For the purpose of furnishing this Form ABS-15G, the “depositor” signing below is the originator, SolarCity Finance Company, LLC, as there is no intermediate transfer of assets from the originator to the issuing entity. The originator does not have a Central Index Key Number. The Central Index Key Number of the depositor listed above is the Central Index Key Number of the originator’s parent, SolarCity Corporation, which is the sponsor.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 8, 2017, obtained by SolarCity Finance Company, LLC and SolarCity Corporation and which sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARCITY FINANCE COMPANY, LLC, as Originator

By:	/s/ Lyndon Rive
	Name:	Lyndon Rive
	Title:	President

Date: January 12, 2017

EXHIBIT INDEX

Exhibit Number	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 8, 2017